Investment in Unconsolidated Affiliates - Emerald transactions (Details) - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Apr. 27, 2016	Apr. 25, 2016
Schedule of Equity Method Investments [Line Items]
Revenues		$ 370,263	$ 235,041	$ 102,290
Net income		261,200	135,083	28,173
Earnings in unconsolidated affiliates		$ 40,158	8,201	348
Destin
Schedule of Equity Method Investments [Line Items]
Revenues	$ 34,360
Net income	$ 8,272
Ownership % at December 31, 2016	49.70%	49.70%				49.70%
Partnership share of investee net income	$ 4,109
Basis difference amortization	(163)	$ (163)
Earnings in unconsolidated affiliates	3,946	$ 3,946	0	0
Tri-States
Schedule of Equity Method Investments [Line Items]
Revenues	25,557
Net income	$ 15,983
Ownership % at December 31, 2016	16.70%	16.70%				16.70%
Partnership share of investee net income	$ 2,664
Basis difference amortization	(1,031)	$ (1,031)
Earnings in unconsolidated affiliates	1,633	$ 1,633	0	0
Okeanos
Schedule of Equity Method Investments [Line Items]
Revenues	10,453
Net income	$ 1,911
Ownership % at December 31, 2016	66.70%	66.70%			66.70%
Partnership share of investee net income	$ 1,274
Basis difference amortization	2,368	$ 2,368
Earnings in unconsolidated affiliates	3,642	$ 3,642	0	0
Wilprise
Schedule of Equity Method Investments [Line Items]
Revenues	3,306
Net income	$ 2,028
Ownership % at December 31, 2016	25.30%	25.30%				25.30%
Partnership share of investee net income	$ 513
Basis difference amortization	(76)	$ (76)
Earnings in unconsolidated affiliates	$ 437	$ 437	$ 0	$ 0